Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts:

Physical bullion

Investments in physical bullion are measured at fair value determined by reference to published price quotations, with unrealized and realized gains and losses recorded in income based on the International Accounting Standards 40 Investment Property fair value model as IAS 40 is the most relevant standard to apply. Investment transactions in physical bullion are accounted for on the business day following the date the order to buy or sell is executed. Realized and unrealized gains and losses of holdings are calculated on an average cost basis.

Other assets and liabilities

Other assets and liabilities are recognized at fair value upon initial recognition.  Other assets such as due from broker and other receivables are classified as loans and receivables and measured at amortized cost.  Other financial liabilities are measured at amortized cost.

Income taxes

In each taxation year, the Trusts will be subject to income tax on taxable income earned during the year, including net realized taxable capital gains. However, the Trusts intend to distribute their taxable income to unitholders at the end of every fiscal year and therefore the Trusts themselves would not have any income tax liability.

Functional and presentation currency

Each Trust’s functional and presentation currency is the U.S. Dollar. Each Trusts’ performance is evaluated and its liquidity is managed in U.S. Dollars. Therefore, the U.S. Dollar is considered as the currency that most faithfully represents the economic effects of the underlying transactions, events and conditions.

New Standards issued

IFRS 16, Leases (“IFRS 16”): IFRS 16 was issued by IASB in January 2016 and was effective for annual periods beginning on or after January 1, 2019. IFRS 16 establishes principals for the recognition, measurement, presentation and disclosure of leases. The standard introduces a single lessee accounting model that requires, generally speaking, the recognition of most lease assets on the balance sheet as opposed to off-balance sheet in the financial statement notes. The transition to IFRS 16 did not result in any material changes to the Trusts’s financial statements.

All other accounting policies, judgments, and estimates described in the annual audited financial statements have been applied consistently to these financial statements unless otherwise noted.